Segments and Geographical Information - Geographical Segment Report (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 5,647	$ 4,815	$ 4,358
Property, plant and equipment	1,123	1,048	1,070
China [Member]
Segment Reporting Information [Line Items]
Revenue	2,756	2,047	1,699
Property, plant and equipment	116	115	131
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	171	146	94
Property, plant and equipment	169	180	180
Taiwan [Member]
Segment Reporting Information [Line Items]
Revenue	96	98	112
Property, plant and equipment	138	91	80
United States [Member]
Segment Reporting Information [Line Items]
Revenue	396	365	303
Property, plant and equipment	5	6	8
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	452	421	436
Property, plant and equipment	200	214	226
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	450	434	447
Property, plant and equipment	80	80	88
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	287	294	238
Property, plant and equipment	1	1
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	1,039	1,010	1,029
Property, plant and equipment	$ 414	$ 361	$ 357